Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Components of Property, Plant and Equipment

The components of property, plant and equipment follow:

	Useful Lives (Years)	As of December 31,
(MILLIONS OF DOLLARS)		2012	2011
Land	—	$35	$31
Buildings	33 1/3 - 50	860	822
Machinery and equipment	8 - 20	1,071	1,021
Furniture, fixtures and other	3 - 12 1/2	127	124
Construction-in-progress	—	159	151

		2,252	2,149
Less: Accumulated depreciation		1,011	906

Property, plant and equipment		$1,241	$1,243